Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Summary of Other Assets

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Refundable deposits	$1,995	$2,162
Spare parts	2,233	2,006
Other financial assets	1,000	1,000
Others	2,223	2,833
	$7,451	$8,001
Current
Spare parts	$2,233	$2,006
Others	589	1,109
	$2,822	$3,115
Noncurrent
Refundable deposits	$1,995	$2,162
Other financial assets	1,000	1,000
Others	1,634	1,724
	$4,629	$4,886